Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	$ 1,493
Unrecognized Deferred Tax Assets	(1,317)
Net Deferred Tax Assets	176
Unused tax losses [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	2,191
Tax Value	582
Unrecognized Deferred Tax Assets	(582)
Net Deferred Tax Assets	0
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,667
Tax Value	422
Unrecognized Deferred Tax Assets	(369)
Net Deferred Tax Assets	53
Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	513
Tax Value	129
Unrecognized Deferred Tax Assets	(114)
Net Deferred Tax Assets	15
Investment in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	305
Tax Value	74
Unrecognized Deferred Tax Assets	(74)
Net Deferred Tax Assets	0
Other deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	412
Tax Value	109
Unrecognized Deferred Tax Assets	(109)
Net Deferred Tax Assets	0
U.S. state net operating losses [member] | U.S. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	3
Unrecognized Deferred Tax Assets	(1)
Net Deferred Tax Assets	2
Other attributes and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	174
Unrecognized Deferred Tax Assets	(68)
Net Deferred Tax Assets	$ 106